Exhibit 99.10 Schedule 7

Data Compare Summary (Total)

Run Date - 6/6/2024 5:43:01 PM

Field Label	Loans With Discrepancy		% Variance	# Of Loans
Street	0	3	0.00%	4
City	0	4	0.00%	4
State	0	4	0.00%	4
Zip	0	3	0.00%	4
Original Loan Amount	0	4	0.00%	4
First Payment Date	0	3	0.00%	4
Maturity Date	0	3	0.00%	4
Original Interest Rate	0	4	0.00%	4
Representative FICO	0	4	0.00%	4
Purpose	0	4	0.00%	4
# of Units	0	4	0.00%	4
Refi Purpose	0	4	0.00%	4
Original LTV	0	4	0.00%	4
LTV Valuation Value	0	4	0.00%	4
Hazard Insurance Monthly Premium	0	3	0.00%	4
Monthly Taxes	0	3	0.00%	4
Monthly HOA Dues	0	3	0.00%	4
Subject Debt Service Coverage Ratio	0	3	0.00%	4
Flood Insurance Monthly Premium	0	3	0.00%	4
Original Term	0	1	0.00%	4
Property Type	1	1	100.00%	4
Occupancy	0	1	0.00%	4
Margin	0	1	0.00%	4
Contract Sales Price	1	1	100.00%	4
Origination Channel	0	1	0.00%	4
Total	2	73	2.74%	4